T. ROWE PRICE RETIREMENT 2030 FUND
February 29, 2020 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/19	Cost	Cost	Shares	2/29/20
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 73.3%
T. Rowe Price Funds:
Growth Stock Fund	2,679,941	84,638	353,528	35,956,423	2,541,400
Equity Index 500 Fund	2,565,383	136,795	334,096	30,731,053	2,418,534
Value Fund	2,533,148	191,410	309,700	70,056,872	2,370,725
Overseas Stock Fund	1,358,256	62,988	148,252	127,976,805	1,284,887
International Value Equity Fund	1,168,271	175,205	134,172	94,963,400	1,187,992
International Stock Fund	1,305,112	72,544	232,355	69,175,812	1,178,756
Emerging Markets Stock Fund	854,649	57,313	113,141	19,161,247	822,784
Mid-Cap Growth Fund	713,701	41,637	83,615	7,458,095	654,522
Mid-Cap Value Fund	628,517	50,987	70,576	23,797,744	596,134
New Horizons Fund(2)	471,138	53,657	48,596	7,815,527	471,354
Small-Cap Stock Fund(2)	436,622	26,521	42,801	8,594,645	410,136
Small-Cap Value Fund	401,660	21,304	43,040	8,504,183	359,727
Real Assets Fund	333,544	32,402	36,477	30,331,979	317,576
Total Equity Mutual Funds (Cost $10,779,995)					14,614,527

BOND MUTUAL FUNDS 26.5%
T. Rowe Price Funds:
New Income Fund	2,313,712	129,078	408,861	213,682,122	2,126,137
International Bond Fund (USD
Hedged)	743,583	61,110	83,699	73,328,701	742,087
Dynamic Global Bond Fund	492,701	65,687	52,594	53,400,333	490,215
Limited Duration Inflation Focused
Bond Fund	456,971	76,784	50,260	96,799,071	488,835
U. S. Treasury Long-Term Fund	694,099	54,175	300,187	32,757,534	476,295
Emerging Markets Bond Fund	499,360	35,484	69,916	40,447,919	471,218
High Yield Fund	343,815	43,166	39,173	53,646,202	348,700
Floating Rate Fund	104,353	57,514	17,344	14,942,727	142,554
Total Bond Mutual Funds (Cost $5,140,823)					5,286,041

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2030 FUND

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	2/29/20
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.2%
T. Rowe Price Funds:
U. S. Treasury Money Fund,
1.26% (3)	49,692	476,151	484,260	41,583,619	41,583
Total Short-Term Investments (Cost $41,583)					41,583
Total Investments in Securities 100.0%
(Cost $15,962,401)					$19,942,151
Other Assets Less Liabilities (0.0)%					(1,653)
Net Assets 100.0%					$19,940,498

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the
Investor Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2030 FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2020. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(1,627)	$(15,579)	$9,209
Emerging Markets Bond Fund	(2,045)	6,290	19,001
Emerging Markets Stock Fund	23,937	23,963	10,817
Equity Index 500 Fund	154,793	50,452	37,908
Floating Rate Fund	(158)	(1,969)	3,815
Growth Stock Fund	169,094	130,349	5,267
High Yield Fund	381	892	14,538
International Bond Fund (USD
Hedged)	11,906	21,093	9,805
International Stock Fund	33,610	33,455	31,183
International Value Equity Fund	1,656	(21,312)	36,001
Limited Duration Inflation
Focused Bond Fund	6,002	5,340	2,893
Mid-Cap Growth Fund	58,262	(17,201)	1,470
Mid-Cap Value Fund	21,560	(12,794)	9,431
New Horizons Fund	70,569	(4,845)	—
New Income Fund	9,242	92,208	47,413
Overseas Stock Fund	22,424	11,895	30,539
Real Assets Fund	3,356	(11,893)	8,805
Small-Cap Stock Fund	35,444	(10,206)	—
Small-Cap Value Fund	23,125	(20,197)	2,453
U. S. Treasury Long-Term Fund	68,525	28,208	10,591
Value Fund	68,300	(44,133)	43,732
U. S. Treasury Money Fund	—	—	832
Totals	$778,356#	$244,016	$335,703+

# Capital gain distributions from mutual funds represented $252,335 of the net realized gain
(loss).
+ Investment income comprised $335,703 of income distributions from underlying Price
Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2030 FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement 2030 Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 29, 2020, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.